Consolidated Balance Sheets (Parenthetical) - shares	12 Months Ended
	Feb. 29, 2016	Feb. 28, 2015
Statement of Financial Position [Abstract]
Entity Common Stock, Shares Outstanding	521,172,271
Entity Current Reporting Status	Yes
Capital stock, shares issued		528,802,322